DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Derivatives not designated as hedging instruments:, Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Amounts related to derivative instruments affecting the Company's consolidated statements of operations
Amount of (loss) gain on Derivatives	$ 2,180,418	$ 8,541,721	$ (11,393,346)